SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 31,127		$ 34,366	$ 31,064			$ 21,397
Business tax and surcharges	33,320		68,007	48,253
Advertising costs	16,869		61,762	44,123
Sublease rental income	15,085		31,929
Government grants	3,154		6,469	4,936
Revenues	444,296		916,391	883,549
Other than Temporary Impairment Losses, Investments	$ 2,768		2,232	0
Finite-Lived Intangible Assets, Amortization Method	straight-line basis	straight-line basis
Loans Receivables Derecognized	$ 0		0	37,870
Funds Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts			2,322
Marketing Services [Member]
Significant Accounting Policies [Line Items]
Revenues	1,361		728
New Payment Arrangements One [Member] | Marketing Services [Member]
Significant Accounting Policies [Line Items]
Revenues			9,730	$ 52,000
Market Approach Valuation Technique [Member]
Significant Accounting Policies [Line Items]
Estimated fair value of convertible senior notes	$ 301,036		$ 225,186
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	90 days	90 days
Short term investments maturity period	365 days	365 days
Membership services fee | ¥		¥ 20,000
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Maximum [Member] | Cash And Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Short term investments maturity period	90 days	90 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Short term investments maturity period	90 days	90 days
Membership services fee | ¥		¥ 5,000
Finite-Lived Intangible Asset, Useful Life	40 years	40 years